Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of intangible assets
Opening net book amount			£ 812,382	£ 743,278
Additions			217,436	222,171
Disposals			(9,951)	(8,810)
Amortization charge	£ (50,495)	£ (44,971)	(97,340)	(85,110)
Closing net book amount	922,527	871,529	922,527	871,529
Cost / gross value
Reconciliation of intangible assets
Opening net book amount			1,368,446	1,219,466
Closing net book amount	1,472,518	1,409,586	1,472,518	1,409,586
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(556,064)	(476,188)
Closing net book amount	(549,991)	(538,057)	(549,991)	(538,057)
Goodwill
Reconciliation of intangible assets
Opening net book amount			421,453	421,453
Closing net book amount	421,453	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			421,453	421,453
Closing net book amount	421,453	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening net book amount			384,885	316,211
Additions			215,086	221,472
Disposals			(9,951)	(8,810)
Amortization charge			(95,863)	(83,736)
Closing net book amount	494,157	445,137	494,157	445,137
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			924,829	779,196
Closing net book amount	1,026,551	968,617	1,026,551	968,617
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(539,944)	(462,985)
Closing net book amount	(532,394)	(523,480)	(532,394)	(523,480)
Other intangible assets
Reconciliation of intangible assets
Opening net book amount			6,044	5,614
Additions			2,350	699
Amortization charge			(1,477)	(1,374)
Closing net book amount	6,917	4,939	6,917	4,939
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			22,164	18,817
Closing net book amount	24,514	19,516	24,514	19,516
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(16,120)	(13,203)
Closing net book amount	£ (17,597)	£ (14,577)	£ (17,597)	£ (14,577)